DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

Net liabilities of discontinued operations	March 31, 2024	December 31, 2023
Cash	$342	$342
Accounts receivable	300	300
Accounts payable and accrued expenses	238,285	238,285
Net liabilities of discontinued operations	$(237,643)	$(237,643)

	Three Months Ended March 31,
Gain (Loss) from discontinued operations	2024	2023
Revenue	$–	$154,399
Cost of sales	–	(26,829)
Selling, general and administrative expenses	–	(171,557)
Interest expense	–	(1,503)
Settlement loss	(111,312)	–
Loss from discontinued operations	$(111,312)	$(45,490)